Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments Under Non-cancelable Operating	The remaining minimum annual rents for the years ending December 31 are:
2015	$630,256
2016	539,990
2017	429,628
2018	201,853
2019	153,386
2020	18,961
Total	$1,974,074

Future minimum lease payments under non-cancelable operating that have initial or remaining terms in excess of one year at December 31, 2014 are due as follows:

Operating Leases
2015	$572,798
2016	307,488
2017	300,279
2018	253,841
2019	203,964
Total	$1,638,370